Share-Based Payments - Schedule of Weighted Average Grant Date Fair Value (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares
Schedule of Number of Options Granted [Abstract]
Number of options, beginning balance	800,000	1,666,667
Weighted average Grant date fair value per share, beginning balance (in Dollars per share)	$ 6.14	$ 5.21
Number of options, granted	143,628	154,074
Weighted average Grant date fair value per share, granted (in Dollars per share)	$ 2.87	$ 2.87
Number of options, Vested	(71,814)	(354,074)
Weighted average Grant date fair value per share, Vested	2.87	4.71
Number of options, Forfeited		(666,667)
Weighted average Grant date fair value per share, Forfeited (in Dollars per share)		$ 6.16
Number of options, ending balance	871,814	800,000
Weighted average Grant date fair value per share, ending balance (in Dollars per share)	$ 5.87	$ 6.14